THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Income Opportunities Fund

(the “Fund”)

Supplement dated August 21, 2026

to the Fund’s Summary Prospectus and Prospectus (the “Prospectus”), each dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective August 21, 2026 (the “Effective Date”), Gary Pzegeo will no longer serve as a portfolio manager for the Fund, and Timothy Musial will be appointed to serve as a co-portfolio manager of the Fund. Brant Houston and Sean Usechek will remain as co-portfolio managers of the Fund. The changes in the Fund’s portfolio management team are part of a planned transition and are not expected to result in any changes to the Fund’s investment strategy or investment process.

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	All references to Gary Pzegeo in the Summary Prospectus and Prospectus are hereby deleted.

2.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following paragraph is hereby added:

Timothy Musial, CFA, Head of Fixed Income and Portfolio Manager, has managed the Fund since 2026.

3.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Timothy Musial, CFA, Head of Fixed Income and Portfolio Manager, is a co-manager of the CIBC Atlas Income Opportunities Fund. Prior to joining Geneva Advisors, which became part of the Adviser in 2017, Mr. Musial worked at Northern Trust as part of a team managing over $30 billion in fixed income mutual funds, collective and comingled, as well as institutional and retail separate accounts. Most recently, he was a portfolio manager of several multiple-sector bond portfolios at Calamos Investments. Mr. Musial has been in the financial services industry for more than 25 years.

Please retain this supplement for future reference.

ATF-SK-019-0100

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Income Opportunities Fund

(the “Fund”)

Supplement dated August 21, 2026

to the Fund’s Statement of Additional Information, dated March 1, 2026 (the “SAI”)

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective August 21, 2026 (the “Effective Date”), Gary Pzegeo will no longer serve as a portfolio manager for the Fund, and Timothy Musial will be appointed to serve as a co-portfolio manager of the Fund. Brant Houston and Sean Usechek will remain as co-portfolio managers of the Fund. The changes in the Fund’s portfolio management team are part of a planned transition and are not expected to result in any changes to the Fund’s investment strategy or investment process.

Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	All references to Gary Pzegeo in the SAI are hereby deleted.

2.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Timothy Musial, CFA[2]	None

[2]	Valuation date is August 21, 2026.

3.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Timothy Musial, CFA*	1	$481.12	0	$0.00	10,377	$9,950.10

*	Valuation date is June 30, 2026.

Please retain this supplement for future reference.

ATF-SK-020-0100